Other Financial Assets - Summary of Other Financial Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Government [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	₩ 4,881	₩ 4,524
Financial arrangements, pledge and others [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	46,855	73,525
Available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Available-for-sale securities, respectively, have been provided as collateral for borrowings, construction projects and others	₩ 113,674	₩ 109,395